Discontinued operations - Disclosure of Condensed Income Statement For Discontinued Operations Explanatory (Detail) - EUR (€) € / shares in Units, € in Millions		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Statement [LineItems]
Insurance revenue		€ 4,247		€ 4,558
Insurance service expenses		(4,565)		(5,033)
Insurance service result		54		113
Interest revenue on financial instruments calculated using the effective interest method		1,231		1,364
Net reinsurance finance income / (expenses) on reinsurance held		332	[1]	267	[2]
Insurance net investment result		(29)	[1]	843	[2]
Total net investment result		346		465
Fees and commission income		1,008		1,030	[2]
Other operating expenses		(1,197)		(1,220)
Other income / (charges)		24		3
Other result		165		187
Result before tax from discontinued operations		69		107
Income tax (expense) / benefit		(45)		(50)
Net result from discontinued operations		€ 52		€ 86
Earnings per share from discontinued operations
Basic earnings per common share		€ 0.39		€ 0.36
Basic earnings per common share B		0.01		0.01
Diluted earnings per common share		0.39		0.36
Diluted earnings per common share B		€ 0.01		€ 0.01
Discontinued operations [member]
Statement [LineItems]
Insurance revenue		€ 212		€ 211
Insurance service expenses		(78)		(86)
Insurance service result		134		125
Interest revenue on financial instruments calculated using the effective interest method		13		14
Interest income from instruments measured at FVPL		117		173
Other investment income		732		820
Results from financial transactions		4,224		1,011
Insurance finance income / (expenses)		(5,136)		(2,024)
Net reinsurance finance income / (expenses) on reinsurance held		(2)		(1)
Insurance net investment result		(52)		(7)
Interest revenue on financial instruments calculated using the effective interest method		17		19
Interest income from instruments measured at FVPL		31		58
Other investment income		560		600
Results from financial transactions		5,029		366
Investment contract income / (expenses)		(5,633)		(1,028)
Interest expenses		0		1
Other net investment result		4		15
Total net investment result		(48)		8
Fees and commission income		167		149
Other operating expenses		(187)		(179)
Other income / (charges)		4		5
Other result		(17)		(26)
Result before tax from discontinued operations		69		107
Income tax (expense) / benefit		(17)		(22)
Result after tax from discontinued operations		52		86
Impairment loss on remeasurement of the disposal group		0		0
Net result from discontinued operations	[3]	€ 52		€ 86
Earnings per share from discontinued operations
Basic earnings per common share		€ 0.03		€ 0.05
Basic earnings per common share B		0		0
Diluted earnings per common share		0.03		0.05
Diluted earnings per common share B		€ 0		€ 0

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.
[3]	Net result from discontinued operations equals to the sum of Net result of Aegon UK (third party result) and the Inter-segment result (intercompany result), both under 3.1 Segment results.